Bank borrowings - Maturity schedule (Details) - Bank borrowings ¥ in Millions	Mar. 31, 2023 CNY (¥)
Long-Term Debt, Fiscal Year Maturity [Abstract]
Within 1 year	¥ 7,466
Between 1 to 2 years	30,057
Between 2 to 3 years	4,787
Between 3 to 4 years	2,570
Between 4 to 5 years	4,490
Beyond 5 years	10,159
Total borrowings	¥ 59,529